Income Taxes (Details) - Schedule of tax expense recognized in other comprehensive income or directly in equity - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Tax Expense Recognized In Other Comprehensive Income Or Directly In Equity Abstract
Financing costs - recognized in statement of equity	$ (330)	$ (438)
Unrealized gain or loss on marketable securities - recognized in OCI	831	(61)
Total	$ 501	$ (499)